Long-term Debt and Short-term Borrowings (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD Senior Revolving Credit Facility May 2017 [Member] USD ($)	May 01, 2012 USD Senior Revolving Credit Facility May 2017 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	Dec. 31, 2012 Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) USD ($)	May 01, 2012 Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) CAD	Dec. 31, 2012 U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	May 01, 2012 Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	May 01, 2012 Senior Secured Notes USD ($)	Dec. 31, 2012 Senior Secured Notes USD ($)	Dec. 31, 2011 Senior Secured Notes USD ($)	Dec. 31, 2012 Senior Unsecured Notes	Dec. 31, 2011 Senior Unsecured Notes USD ($)	May 04, 2012 Senior Subordinated Notes USD ($)	May 01, 2012 Senior Asset-based Revolving Credit Facility USD ($)	Dec. 31, 2012 LIBOR Term A Loan	Dec. 31, 2012 LIBOR Term B Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 250.0		$ 285.0		34.5		$ 450.0	$ 500.0
Amount available for borrowings under Senior Secured Revolving Credit Facilities	238.5
Letters of credit outstanding	11.5
Basis spread on variable rate																				3.00%	3.25%
LIBOR interest rate floor																					1.00%
Weighted average interest rate														3.89%		6.75%
Repurchased face amount	872.0	63.0	0.2										425.1					246.3
Repurchase amount													464.7		34.9		25.0	252.6
Repurchase fees													39.6	3.0				6.3
Undrawn line of credit				250.0															175.0
Extinguishment of debt, amount						64.2		12.9		123.2
Write offs for original issue discont and debt origination costs																			15.5
Refinancing fees	$ 38.5